Expense Example, No Redemption (Vanguard GNMA Fund Participant)	Vanguard GNMA Fund Vanguard GNMA Fund - Investor Shares 2/1/2014 - 1/31/2015 USD ($)
Expense Example, No Redemption:
1 YEAR	22
3 YEAR	68
5 YEAR	118
10 YEAR	268